Convertible Notes and Company Warrants - Summary of Convertible Notes and Company Warrants - (Parenthetical) (Details) - USD ($) $ in Thousands	Mar. 15, 2024	Mar. 31, 2024	Feb. 26, 2024	Dec. 31, 2023		Aug. 04, 2023
Debt Instrument [Line Items]
Principal amount		$ 31,750,001		$ 17,819,220
Warrants [Member]
Debt Instrument [Line Items]
Principal amount		31,800
JMCM Holdings LLC [Member]
Debt Instrument [Line Items]
Principal amount		$ 9,917,870		$ 9,691,730	[1]
JMCM Holdings LLC [Member] | Common Class A [Member] | Warrants [Member]
Debt Instrument [Line Items]
Warrants to Purchase Common Stock		1,500,000		1,500,000		1,500,000
RBH Ventures Astra SPV, LLC [Member]
Debt Instrument [Line Items]
Warrants to Purchase Common Stock	429,270
Principal amount	$ 991,000	$ 2,999,000
Net consideration	100
Net proceeds from financing, after deducting estimated offering expenses	$ 990,000
Chief Technology Officer [Member]
Debt Instrument [Line Items]
Principal amount			$ 150,000

[1]	Includes the Original Warrants, which are exercisable to purchase 1,500,000 shares of Class A Common Stock; JMCM Holdings LLC is the only holder of the Original Warrants.